BASIS OF PRESENTATION	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
BASIS OF PRESENTATION

2.	BASIS OF PRESENTATION

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRSs”) as issued by the International Accounting Standards Board (“IASB”) and interpretations of the International Financial Reporting Issues Committee (“IFRIC”). The principal accounting policies applied in the preparation of these financial statements are set out below. These policies have been consistently applied to all years presented, unless otherwise stated.

These consolidated financial statements have been prepared on a historical cost basis, modified where applicable. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting except for cash flow information.

Amendments to IFRSs that are mandatorily effective for the current year

The Group has adopted the following amendments to IFRSs for the first time for the current year’s consolidated financial statements.

Amendments to IFRS 16	Lease Liability in a Sale and Leaseback
Amendments to IAS 1	Classification of Liabilities as Current or Non-current (the “2020 Amendments”)
Amendments to IAS 1	Non-current Liabilities with Covenants (the “2022 Amendments”)
Amendments to IAS 7 and IFRS 7	Supplier Finance Arrangements

The nature and the impact of the amendments to IFRSs that are applicable to the Group are described below:

(a)	Amendments to IFRS 16 specify the requirements that a seller-lessee uses in measuring the lease liability arising in a sale and leaseback transaction to ensure the seller-lessee does not recognize any amount of the gain or loss that relates to the right of use it retains. Since the Group has no sale and leaseback transactions with variable lease payments that do not depend on an index or a rate occurring from the date of initial application of IFRS 16, the amendments did not have any impact on the financial position or performance of the Group.

(b)	The 2020 Amendments clarify the requirements for classifying liabilities as current or non-current, including what is meant by a right to defer settlement and that a right to defer must exist at the end of the reporting period. Classification of a liability is unaffected by the likelihood that the entity will exercise its right to defer settlement. The amendments also clarify that a liability can be settled in its own equity instruments, and that only if a conversion option in a convertible liability is itself accounted for as an equity instrument would the terms of a liability not impact its classification. The 2022 Amendments further clarify that, among covenants of a liability arising from a loan arrangement, only those with which an entity must comply on or before the reporting date affect the classification of that liability as current or non-current. Additional disclosures are required for non-current liabilities that are subject to the entity complying with future covenants within 12 months after the reporting period.

The Group has reassessed the terms and conditions of its liabilities as at April 1, 2023 and 2024 and concluded that the classification of its liabilities as current or non-current remained unchanged upon initial application of the amendments. Accordingly, the amendments did not have any impact on the financial position or performance of the Group.

(c)	Amendments to IAS 7 and IFRS 7 clarify the characteristics of supplier finance arrangements and require additional disclosure of such arrangements. The disclosure requirements in the amendments are intended to assist users of financial statements in understanding the effects of supplier finance arrangements on an entity’s liabilities, cash flows and exposure to liquidity risk. As the Group does not have supplier finance arrangements, the amendments did not have any impact on the Group’s consolidated financial statements.

The adoption of the above amendments to IFRSs has had no significant financial effect on this financial information. Other than above mentioned, the accounting policies adopted in the preparation of the financial information are consistent with those used in the annual financial statements for the year ended March 31, 2024.

New and amendments to IFRSs issued but not yet effective

The following new standard, amendments to existing standards and annual improvements have been issued, but are not effective for the financial year beginning on April 1, 2024 and have not been early adopted:

IFRS 18	Presentation and Disclosure in Financial Statements[3]
IFRS 19	Subsidiaries without Public Accountability: Disclosures[3]
Amendments to IFRS 9 and IFRS 7	Amendments to the Classification and Measurement of Financial Instruments[2]
Amendments to IFRS 9 and IFRS 7	Contracts Referencing Nature-dependent Electricity[2]
Annual Improvements to IFRS Accounting Standards - Volume 11	Amendments to IFRS 1, IFRS 7, IFRS 9, IFRS 10 and IAS 7[2]
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture[4]
Amendments to IAS 21	Lack of Exchangeability[1]

[1] Effective for annual periods beginning on or after 1 January 2025

[2] Effective for annual periods beginning on or after 1 January 2026

[3] Effective for annual/reporting periods beginning on or after 1 January 2027

[4] No mandatory effective date yet determined but available for adoption

The directors of the Group anticipate that the application of all the new and amendments to IFRSs will have no material impact on the Group’s financial positions and performance and/or on the disclosures to the Group in the foreseeable future.